Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Average Examination Period	3 to 6 years
Angola
Withholding Tax As A Percentage Of Current Tax Expense	64.00%
Angola, Tanzania, Sierra, Leone, Liberia, and Gabon
Withholding Tax As A Percentage Of Current Tax Expense		72.00%
Marshall Islands
Percentage Of Marshall Islands And Malta Subsidiaries Stock Treated As Owned By Individuals Resident In Marshall Islands		100.00%
Tax rate	0.00%	0.00%	0.00%
Angola, Equatorial Guinea, Ivory Coast, and Ghana
Withholding Tax As A Percentage Of Current Tax Expense			81.00%